Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Benefit Plans
Schedule of changes in obligations and funded status of the defined benefit pension plan

	Oneida Savings Bank		State Bank of Chittenango
	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$4,382,788	$4,371,899	$2,599,361	$2,395,770
Service cost	—	—	26,335	26,261
Interest cost	168,082	211,449	105,807	123,774
Actuarial gain	28,529	34,698	113,464	270,854
Benefits paid	(231,294)	(235,258)	(220,169)	(217,298)
Benefit obligation at end of year	$4,348,105	$4,382,788	$2,624,798	$2,599,361

Change in plan assets, at fair value:
Beginning plan assets	$3,544,708	$3,574,529	$1,947,056	$2,135,136
Actual return	442,024	5,437	200,156	2,425
Benefits paid	(231,294)	(235,258)	(213,620)	(212,405)
Employer contributions	200,000	200,000	43,127	21,900
Ending plan assets	$3,955,438	$3,544,708	$1,976,719	$1,947,056

Funded status at year end (plan assets less benefit obligation)	$(392,667)	$(838,080)	$(648,079)	$(652,305)

Schedule of amounts recognized in accumulated other comprehensive income

	Oneida Savings Bank		State Bank of Chittenango
	2012	2011	2012	2011
Net actuarial loss (gain)	$2,168,332	$2,457,886	$1,223,420	$1,267,925
Prior service cost (credit)	—	—	—	—
	$2,168,332	$2,457,886	$1,223,420	$1,267,925

Schedule of components of net periodic pension cost and other amounts recognized in other comprehensive income

	Oneida Savings Bank			State Bank of Chittenango
	2012	2011	2010	2012	2011	2010
Service cost benefits earned during the period	$—	$—	$—	$26,335	$26,261	$21,899
Interest cost on projected benefit obligation	168,082	211,449	211,573	105,807	123,774	131,694
Expected return on plan assets	(264,680)	(266,768)	(243,442)	(127,794)	(141,928)	(155,498)
Net amortization and deferral	140,739	122,317	126,009	79,058	48,854	42,783
Net periodic pension cost	44,141	66,998	94,140	83,406	56,961	40,878
Net (gain) loss	(148,815)	296,029	(26,003)	34,553	405,464	99,947
Prior service cost (credit)	—	—	—	—	—	—
Amortization of gain (loss)	(140,739)	(122,317)	(126,009)	(79,058)	(48,854)	(42,783)
Total recognized in other comprehensive income	(289,554)	173,712	(152,012)	(44,505)	356,610	57,164
Total recognized in net periodic benefit (cost) and other comprehensive income	$(245,413)	$240,710	$(57,872)	$38,901	$413,571	$98,042

Schedule of weighted average assumptions used to determine benefit obligation and net cost

	Oneida Savings Bank			State Bank of Chittenango
Assumptions	2012	2011	2010	2012	2011	2010

Weighted-average assumptions used to determine benefit obligation at year-end
Discount rate	3.97%	4.98%	5.05%	3.84%	4.27%	5.38%

Weighted-average assumptions used to determine net cost
Discount rate	4.98%	5.05%	3.97%	4.27%	5.38%	5.89%
Expected return on plan assets	7.50%	7.50%	7.50%	7.00%	7.00%	7.50%

Schedule of benefit payments expected to be paid

	Oneida	State Bank
Fiscal year ending December 31:	Savings Bank	Of Chittenango
2013	350,000	195,157
2014	368,000	189,195
2015	386,000	183,012
2016	405,000	176,758
2017	425,000	170,597
Years 2018 - 2022	2,468,000	769,995

Schedule of shares held by the ESOP
	2012	2011
Allocated to participants	400,193	366,202
Unearned	44,965	78,956
Total ESOP shares	445,158	445,158
Fair value of unearned shares	$478,877	$750,082

Oneida Savings Bank pension plan
Benefit Plans
Schedule of pension plan asset allocation, target allocation and expected long-term rate of return by asset category

		Percentage of		Weighted-
	Target	Plan Assets		Average Expected
	Allocation	at December 31		Long Term Rate
Asset Category	2013	2012	2011	of Return
Equity Securities	60%	54%	57%	10%
Debt Securities	40%	41%	29%	2%
Other	0%	5%	14%
Total	100%	100%	100%	7%

Schedule of fair value of the plan assets by asset category

		Fair Value Measurements
		at December 31, 2012 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Plan Assets:
Cash	$167,097	$167,097	$—	$—
Equities
Common stock	2,110,589	2,110,589	—	—
Real estate investment trust	49,321	49,321	—	—
Fixed income securities
Government issues (US Treasuries)	470,345	—	470,345	—
FHLMC	111,142	—	111,142	—
FNMA	240,165	—	240,165	—
Exchange traded funds	806,779	806,779	—	—
Total	$3,955,438	$3,133,786	$821,652	$—

		Fair Value Measurements
		at December 31, 2011 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Plan Assets:
Cash	$415,378	$415,378	$—	$—
Equities
Common stock	2,030,556	2,030,556	—	—
Real estate investment trust	45,086	45,086
Fixed income securities			—
Government issues (US Treasuries)	102,464	—	102,464	—
FHLMC	86,244	—	86,244	—
FNMA	104,438	—	104,438	—
Exchange traded funds	760,542	760,542
Total	$3,544,708	$3,251,562	$293,146	$—

State Bank of Chittenango pension plan
Benefit Plans
Schedule of pension plan asset allocation, target allocation and expected long-term rate of return by asset category

		Percentage of		Weighted-
	Target	Plan Assets		Average Expected
	Allocation	at December 31,		Long Term Rate
Asset Category	2013	2012	2011	of Return
Cash equivalents	0 - 20%	13%	11%	0.4%
Equity securities	40 - 60%	45%	48%	4.0%
Fixed income securities	40 - 60%	42%	41%	1.9%
Other financial instruments	0 - 5%	0%	0%	0%
Total		100%	100%	6.3%

Schedule of fair value of the plan assets by asset category

		Fair Value Measurements
		at December 31, 2012 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Plan Assets:
Cash equivalents
Foreign currencies	$2,057	$2,057	$—	$—
Government issues	10,728	—	10,728	—
Short term investment funds	242,302	—	242,302	—
Equities
Common stock	870,508	870,508	—	—
Depository receipts	19,468	19,468	—	—
Preferred stock	3,860	3,860	—	—
Real estate investment trust	3,867	3,867	—	—
Fixed income securities
Auto loan receivables	10,712	—	10,712	—
Collateralized mortgage obligations	214,202	—	214,202	—
Corporate bonds	186,628	—	186,628	—
Federal Home Loan Mortgage Corp.	24,526	—	24,526	—
Federal National Mortgage Assoc.	98,083	—	98,083	—
Government National Mortgage Assoc. I	1,044	—	1,044	—
Government National Mortgage Assoc. II	4,548	—	4,548	—
Government Issues	281,564	—	281,564	—
Municipals	2,150	—	2,150	—
Other asset backed	472	—	472	—
Total	$1,976,719	$899,760	$1,076,959	$—

		Fair Value Measurements
		at December 31, 2011 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Plan Assets:
Cash equivalents
Foreign currencies	$3,366	$3,366	$—	$—
Short term investment funds	203,281	—	203,281	—
Equities
Common stock	910,462	910,462	—	—
Depository receipts	19,598	19,598	—	—
Preferred stock	2,871	2,871	—	—
Real estate investment trust	—	—	—	—
Fixed income securities
Auto loan receivable	235	—	235	—
Collateralized mortgage obligations	190,276	—	190,276	—
Corporate bonds	173,009	—	173,009	—
Federal Home Loan Mortgage Corp.	33,560	—	33,560	—
Federal National Mortgage Assoc.	103,672		103,672
Government National Mortgage Assoc. I	1,400	—	1,400	—
Government National Mortgage Assoc. II	7,263	—	7,263	—
Government issues	293,573	—	293,573	—
Municipals	2,280	—	2,280	—
Other asset backed	2,210	—	2,210	—
Total	$1,947,056	$936,297	$1,010,759	$—